SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are Funds from Operations (“FFO”) and adjusted earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.
During the fourth quarter of 2020, our partnership conducted a comprehensive review of our operating segments. To better align with how our CODM reviews and evaluates our operations, our district energy and Indian natural gas operations were reallocated to our utilities segment and our Australian export terminal was reallocated to our transport segment. Our energy segment was renamed to midstream and our data infrastructure segment was renamed to data. Comparative figures have been adjusted retrospectively to reflect the impact of the reallocation.

FOR THE YEAR ENDED DECEMBER 31, 2020 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,434	$1,573	$572	$519	$—	$4,098	$(1,379)	$6,166	$8,885
Costs attributed to revenues	(580)	(767)	(193)	(253)	—	(1,793)	600	(3,650)	(4,843)
General and administrative costs	—	—	—	—	(312)	(312)	—	—	(312)
Adjusted EBITDA	854	806	379	266	(312)	1,993	(779)	2,516
Other (expense) income	(43)	(2)	3	(1)	127	84	17	(188)	(87)
Interest expense	(152)	(214)	(93)	(69)	(95)	(623)	177	(733)	(1,179)
FFO	659	590	289	196	(280)	1,454	(585)	1,595
Depreciation and amortization	(268)	(419)	(153)	(194)	—	(1,034)	471	(1,142)	(1,705)
Deferred taxes	(80)	30	(10)	74	(11)	3	(65)	8	(54)
Mark-to-market on hedging items and other	(91)	(116)	(31)	(44)	253	(29)	48	49	68
Share of earnings from associates	—	—	—	—	—	—	131	—	131
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(510)	(510)
Net income (loss) attributable to partnership(3)	$220	$85	$95	$32	$(38)	$394	$—	$—	$394

FOR THE YEAR ENDED DECEMBER 31, 2019 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,432	$1,614	$491	$336	$—	$3,873	$(1,424)	$4,148	$6,597
Costs attributed to revenues	(582)	(781)	(171)	(161)	—	(1,695)	649	(2,349)	(3,395)
General and administrative costs	—	—	—	—	(279)	(279)	—	—	(279)
Adjusted EBITDA	850	833	320	175	(279)	1,899	(775)	1,799
Other (expense) income	(31)	(3)	10	3	91	70	11	(109)	(28)
Interest expense	(147)	(227)	(86)	(42)	(83)	(585)	173	(492)	(904)
FFO	672	603	244	136	(271)	1,384	(591)	1,198
Depreciation and amortization	(264)	(370)	(131)	(129)	(1)	(895)	399	(718)	(1,214)
Deferred taxes	(41)	25	(55)	10	(16)	(77)	52	(3)	(28)
Mark-to-market on hedging items and other	(64)	(168)	132	(30)	(49)	(179)	(84)	(60)	(323)
Share of earnings from associates	—	—	—	—	—	—	224	—	224
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(417)	(417)
Net income (loss) attributable to partnership(3)	$303	$90	$190	$(13)	$(337)	$233	$—	$—	$233

FOR THE YEAR ENDED DECEMBER 31, 2018 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,070	$1,831	$434	$170	$—	$3,505	$(1,524)	$2,671	$4,652
Costs attributed to revenues	(371)	(1,044)	(177)	(77)	—	(1,669)	833	(1,372)	(2,208)
General and administrative costs	—	—	—	—	(223)	(223)	—	—	(223)
Adjusted EBITDA	699	787	257	93	(223)	1,613	(691)	1,299
Other (expense) income	(25)	2	17	(4)	72	62	11	(107)	(34)
Interest expense	(103)	(203)	(68)	(12)	(58)	(444)	134	(245)	(555)
FFO	571	586	206	77	(209)	1,231	(546)	947
Depreciation and amortization	(211)	(361)	(114)	(72)	—	(758)	370	(413)	(801)
Deferred taxes	(34)	38	(9)	7	10	12	(44)	(14)	(46)
Mark-to-market on hedging items and other	(99)	(215)	(49)	(6)	85	(284)	233	(124)	(175)
Gain on sale of associate, net of tax	—	—	—	—	209	209	—	—	209
Share of losses from associates	—	—	—	—	—	—	(13)	—	(13)
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(396)	(396)
Net income attributable to partnership(3)	$227	$48	$34	$6	$95	$410	$—	$—	$410

(1)The above table provides each segment’s results in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $4,083 million (2019: $4,265 million, 2018: $2,811 million) from our utilities segment, $3,449 million (2019: $1,617 million, 2018: $1,629 million) from our transport segment, $643 million (2019: $399 million, 2018: $212 million) from our midstream segment and $710 million (2019: $316 million, 2018: $nil) from our data segment.
(3)Includes net income (loss) attributable to limited partners, non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, non-controlling interests - BIPC exchangeable shares, general partner and limited partners.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$6,814	$9,155	$3,829	$3,338	$(2,062)	$21,074	$(4,895)	$37,851	$7,301	$61,331

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2019 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$6,679	$7,962	$3,689	$2,204	$(1,284)	$19,250	$(2,884)	$32,621	$7,321	$56,308

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2020	2019	2018
United States	$2,279	$921	$293
Canada	1,461	976	379
United Kingdom	1,305	688	653
Brazil	981	1,142	1,112
Australia	916	1,031	1,104
Colombia	799	1,054	693
India	740	399	60
Chile	117	163	168
Peru	81	107	92
Other	206	116	98
	$8,885	$6,597	$4,652
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer making up greater than 10% of our partnership’s consolidated revenues. For the year ended December 31, 2020, revenue generated from this customer within the utilities segment was $942 million (2019: $1,141 million). Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.
Non-current assets

US$ MILLIONS	2020	2019
United States	$13,372	$13,671
India	10,986	3,150
Canada	10,057	9,243
United Kingdom	8,940	7,196
Brazil	5,404	7,103
Australia	4,042	5,488
Colombia	1,256	1,166
Peru	1,247	1,337
Europe	1,022	764
Chile	841	821
Other	453	528
	$57,620	$50,467